[Bird Logo]
                                    Columbia


                                 COLUMBIA FUNDS

                                Supplement to the
                           Columbia Funds' Prospectus
                             dated February 22, 2000

         On September 15, 2000, the shareholders of Columbia U.S. Government Securities Fund, Inc. (the "Fund") approved a modification to the Fund's investment objective, strategy and investment restrictions, and changed the Fund's name to "Columbia Short Term Bond Fund, Inc." As a result, effective November 1, 2000, the prospectus for the Columbia Funds, dated February 22, 2000, is amended and supplemented as follows:

1. The name of Columbia U.S. Government Securities Fund has been changed to Columbia Short Term Bond Fund. All references in the prospectus to "U.S. Government Securities Fund" are now references to "Short Term Bond Fund."

2. On page 18, the paragraph under the heading "Goal and Strategy" in the section titled "Columbia U.S. Government Securities Fund" is replaced with the following:

         "The Fund seeks a high level of current income consistent with a high degree of principal stability by investing primarily in short-term, investment-grade, fixed income securities (rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated deemed to be of comparable quality). Under normal market conditions, the Fund intends to invest at least 50% of its assets in direct and indirect obligations of the U.S. Government, its agencies and instrumentalities, and corporate debt securities rated in the two highest categories by S&P (AAA or AA) or Moody's (Aaa or Aa). The Fund's average portfolio duration will not exceed three years."

3. On page 18, the paragraph under the heading "Investment Risks" in the section titled "Columbia U.S. Government Securities Fund" is replaced with the following:

         "This Fund has interest rate risk, credit risk, and prepayment risk. You could lose money as a result of your investment.

         "Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

         "Credit risk refers to the possibility the issuer of a bond may not be able to pay interest and principal when due.

          "Prepayment risk refers to the possibility that the mortgage-backed, fixed income securities held by the Fund may be adversely affected by changes in prepayment rates on the underlying mortgages."

4. On page 18, the table beneath the bar chart under the heading "Historical Performance" is amended by adding a footnote after "Merrill Lynch 1-3 Treasury Index" and placing the text of the footnote beneath the table. The footnote reads in its entirety as follows:

         "The Merrill Lynch 1-3 Treasury Index is an unmanaged index designed to measure the return of Treasury bills with maturities of one to three years. This index is intended to provide a benchmark for the prior investment objective and strategy of the Fund, when the Fund invested at least 80% of its assets in U.S. Government obligations. On September 15, 2000, the shareholders of the Fund approved a modification to the Fund's investment objective and strategy to change the Fund



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         from a U.S. Government bond fund to a short term bond fund."

5. On page 19, the table under the heading "Expenses" is amended by adding additional lines to the table beneath "Total Annual Fund Operating Expenses":

         "Expense Reimbursement             0.16%"
         "Net Expenses                      0.75%*"

         "* For the three years commencing November 1, 2000, and ending
            October 31, 2003, the Fund's adviser has agreed to limit the Fund's total annual fund operating expenses to 0.75% of Fund assets."

6. On page 19, the table beneath the second paragraph under the heading "Expenses" is replaced with the following:

                  "1 Year           3 Years          5 Years           10 Years
                   ------           -------          -------           --------
                  $77               $240             $455              $1078"

7. On page 32, Mr. Leonard A. Aplet shall be added as a portfolio manager of the Fund. Biographical information concerning Mr. Aplet is contained in the prospectus.

8. On page 45, the subsection heading "Fixed Income Securities Fund and Balanced Fund" is replaced with "Fixed Income Securities Fund, Balanced Fund and Short Term Bond Fund." The first paragraph under this heading is replaced with the following:

         "The Fixed Income Securities Fund, the Balanced Fund and the Short Term Bond Fund may invest in a variety of debt securities, such as bonds, debentures, notes, equipment trust certificates, and short-term obligations (those having maturities of 12 months or less), such as prime commercial paper and banker's acceptances, domestic certificates of deposit, obligations of or guaranteed by the U.S. Government and its agencies and instrumentalities, mortgage-backed certificates and other similar securities representing ownership in a pool of loans. The Short Term Bond Fund may also invest in repurchase agreements with banks or securities dealers relating to these securities."

9. On page 48, under the subsection heading "Credit Risk", the third sentence of the first paragraph is replaced with the following:

         "Other than the High Yield Fund and, to a small extent, the Fixed Income Securities Fund and the Short Term Bond Fund, all three of which may invest in non-investment-grade fixed income securities, the Funds will only invest in investment-grade fixed income securities."


Any portion of the prospectus not specifically addressed in this supplement remains unchanged.

                                 October 3, 2000

                                     [Logo]
                                    Columbia


                                 COLUMBIA FUNDS

                                Supplement to the
               Columbia Funds' Statement of Additional Information
                             dated February 22, 2000

         On September 15, 2000, the shareholders of Columbia U.S. Government Securities Fund, Inc. ("Fund") approved a modification to the Fund's investment objective, strategy and investment restrictions, and changed the Fund's name to "Columbia Short Term Bond Fund, Inc." As a result, effective November 1, 2000, the Statement of Additional Information ("SAI") for the Columbia Funds, dated February 22, 2000, is amended and supplemented as follows:

1. The name of the Columbia U.S. Government Securities Fund has been changed to Columbia Short Term Bond Fund. All references in the SAI to "U.S. Government Securities Fund" or "Government Bond Fund" are now references to "Short Term Bond Fund." References to "CUSG" are now references to "CSTB."

2. On pages 19 and 20, under the subsection heading "Securities and Investment Practices", the column beneath the heading "CUSG" is replaced in its entirety with the following new column:

---------------------------------------------------------- ----------------
                                                                CSTB
---------------------------------------------------------- ----------------
Investment Grade Securities (Baa or higher by Moody's, + BBB or higher by S&P), other than U.S. Government obligations and municipal securities
---------------------------------------------------------- ----------------
Non-Investment Grade Securities                                10%, O
---------------------------------------------------------- ----------------
Domestic Bank Obligations                                         *
---------------------------------------------------------- ----------------
Commercial Paper                                                  *
---------------------------------------------------------- ----------------
U.S. Government Securities                                        +
---------------------------------------------------------- ----------------
Mortgage-Backed Securities                                        +
---------------------------------------------------------- ----------------
CMOs                                                              +
---------------------------------------------------------- ----------------
Asset-Backed Securities                                           +
---------------------------------------------------------- ----------------
Floating or Variable Rate                                         +
---------------------------------------------------------- ----------------
Loan Transactions                                                 O
---------------------------------------------------------- ----------------
Options & Financial Futures                                       O
---------------------------------------------------------- ----------------
Foreign Equities
---------------------------------------------------------- ----------------
   Developed Countries                                           NA
---------------------------------------------------------- ----------------
   Emerging Countries                                            NA
---------------------------------------------------------- ----------------
   ADRs                                                          NA
---------------------------------------------------------- ----------------
Currency Contracts
---------------------------------------------------------- ----------------
   Hedging                                                       NA
---------------------------------------------------------- ----------------
   Speculation                                                   NA
---------------------------------------------------------- ----------------
   Spot Basis                                                    NA
---------------------------------------------------------- ----------------
Repurchase Agreements                                             *
---------------------------------------------------------- ----------------

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
---------------------------------------------------------- ----------------
                                                                CSTB
---------------------------------------------------------- ----------------
Restricted/Illiquid (CHYF excludes 144A securities from        10%, O
definition of illiquid)
---------------------------------------------------------- ----------------
Convertible Securities/Warrants                                   O
---------------------------------------------------------- ----------------
Unseasoned/less than three years operating history              5%, O
---------------------------------------------------------- ----------------
Small Companies                                                  NA
---------------------------------------------------------- ----------------
Dollar Roll Transactions                                          O
---------------------------------------------------------- ----------------
When-Issued Securities                                            O
---------------------------------------------------------- ----------------
Foreign Fixed Income Securities (including Foreign             20%, O
---------------------------------------------------------- ----------------
Bank Obligations)
---------------------------------------------------------- ----------------
Zero Coupon/Pay in Kind                                           O
---------------------------------------------------------- ----------------
Real Estate (excluding REITs)                                     X
---------------------------------------------------------- ----------------
REITs                                                             O
---------------------------------------------------------- ----------------
Borrowing                                                       5%, *
---------------------------------------------------------- ----------------
Municipal Bonds                                                   O
---------------------------------------------------------- ----------------



3. On page 31, the investment restrictions under the heading "Columbia U.S. Government Securities Fund, Inc." are deleted in their entirety and replaced with the following:

         "The Short Term Bond Fund may not:

                  "1.      Issue senior securities, bonds, or debentures.

                  "2. Buy any securities or other property on margin except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures or purchase or sell puts or calls, or confirmations thereof.

                  "3. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that the Fund may (i) borrow from banks, but only if immediately after each borrowing there is asset coverage of 300 percent, (ii) enter into transactions in options futures, options on futures, and other derivative instruments as described in the Prospectus and this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposit for futures contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of the Fund's assets), (iii) enter into reverse repurchase agreements, dollar roll transactions or economically similar transactions to the extent its commitment under such transaction is covered by the segregation of assets, and (iv) borrow money as a temporary measure for extraordinary or emergency purposes provided that such borrowings do not exceed 5 percent of the gross assets of the Fund valued at the lesser of cost or market value, and the Fund does not pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10 percent of the gross assets valued at cost of the Fund.


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
                  "4. Concentrate investments in any industry. However, it may
         (a) invest up to 25 percent of the value of its total assets in any one industry, (b) invest up to 100 percent of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for temporary defensive purposes up to 80% of the value of its total assets in certificates of deposit (C/Ds) and banker's acceptances with maturities not greater than one year. C/Ds and banker's acceptances will be limited to domestic banks that have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20 percent of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever the adviser determines that such action is desirable for investment reasons. The directors will periodically review these decisions of the adviser.

                  "5. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

                  "6. Purchase illiquid securities, if upon the purchase more than 10% of the value of the Fund's net assets would consist of such illiquid securities.

                  "7. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund.

                  "8. Buy or sell real estate. However, the Fund may purchase or hold securities issued by companies, such as real estate investment trusts, that deal in real estate or interests therein, and participation interests in a pool of real estate mortgage loans.

                  "9. Buy or sell commodities or commodities contracts or oil, gas or mineral programs, except that the Fund may purchase, sell or enter into financial futures contracts and options on future contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

                  "10. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

                  "11. Make loans to other persons (except by purchase of short-term commercial paper, bonds, debentures, repurchase agreements or other debt securities constituting part of an issue). The Fund may lend portfolio securities to broker-dealers or other institutional investors if, as a result thereof, the aggregate value of all securities loaned does not exceed 33 1/3 percent of its total assets.

                  "12. Purchase securities of other open-end investment companies, except as permitted by Section 12(d)(1)(A) of the 1940 Act.

                  "13. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years of continuous operation.

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

                  "14. Invest in companies to exercise control or management.

                  "15. Purchase or retain securities of an issuer, any of whose officers or directors or security holders is an officer or director of the Fund or of its adviser if, or so long as, the officers and directors of the Fund and of its adviser together own beneficially more than 5 percent of any class of securities of the issuer.

                  "16. Engage in short sale of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event no more than 10 percent of the Fund's net assets valued at market may, at any time, be held as collateral for such sales."


Any portion of the SAI not specifically addressed in this supplement remains unchanged.

                                 October 3, 2000



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